Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	22. Inventories

Significant accounting judgements and estimates
Inventory is held in a wide variety of forms across the value chain reflecting the stage of refinement. Prior to production as final metal, the inventory is always contained within a carrier material. As such, inventory is typically sampled and assays taken to determine the metal content and how this is split by metal. Measurement and sampling accuracy can vary quite significantly depending on the nature of the vessels and the state of the material. An allowance for estimation uncertainty is applied to the various categories of inventory and is dependent on the degree to which the nature and state of material allows for accurate measurement and sampling. The range used for the estimation allowance varies based on the stage of refinement. The range is based on independent metallurgists’ level of confidence obtained from the outcome of the stocktake. Those results are applied in arriving at the appropriate quantities of inventory.
Metals in process quantities
Recoverable metal quantities are reconciled to ore input and actual metal recoveries. Due to inherent limitations on precise monitoring of recoverability levels, the process of metallurgically balancing inputs and outputs is regularly monitored and metallurgical estimates are refined through reference to actual results. Periodic inventory counts are conducted at refineries to assess the accuracy of inventory quantities. Where required, changes in metallurgical estimates are factored into the measurement of metal inventory. Due to expected levels of estimation uncertainty, reasonable tolerances of total metals are accepted in the measurement of PGM in process quantities.
Accounting policy
Inventory is measured at the lower of cost and net realisable value. Net realisable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Prior to physical separation and while metals are still in the production process, the combined net realisable value of the metals in process is compared to the combined costs of the metals in process for purposes of measuring "in process" inventory at the lower of cost and net realisable value.
The Group recognises the cost of ore stockpiles and metal-in-process when it can be reliably measured. Production cost is allocated to these inventories from the stage where the cost becomes reliably measurable. Cost is determined on the following basis:
•Gold reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs
•PGM and battery metals inventory is valued using weighted average cost by allocating cost, based on the joint cost of production, apportioned according to the relative sales value of each of the PGMs and battery metals produced. The Group recognises the metal produced in each development phase in inventory with an appropriate proportion of cost. Cost includes production, amortisation, depreciation and related administration costs
•By-product metals are identified based on the relative importance and materiality of the relevant metals in relation to the basket of metals mined or produced at each operation. By-product metals are generally valued at the incremental cost of production from the point of split-off from the joint products in the relevant processing stream, considering the nature and objective of the operation
•Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items
•Scrap metal acquired for processing and resale are valued using the weighted average cost method. Cost includes purchase price and other directly attributable costs incurred to bring the inventory to its present location and condition, including transport, sampling and assay costs

Figures in million – SA rand	2025	2024	2023
Consumable stores[1]	3,076	3,420	3,317
PGM ore and mill inventory	361	134	276
PGM in process	17,748	14,241	13,292
PGM finished goods	7,028	6,160	6,948
Gold in process	730	371	320
Gold bullion	1,549	665	959
Sandouville metals in process	38	244	327
Sandouville raw materials	—	140	168
Sandouville finished goods	26	94	292
Zinc concentrate inventory	205	19	345
Other	719	61	119
Total inventories	31,480	25,549	26,363
1The cost of consumable stores consumed during the year and included in operating cost amounted to R20,772 million (2024: R24,685 million and 2023:R25,778 million)
Inventories were reduced during 2025 by R1,477 million (2024: R4,784 million and 2023: R1,694 million) due to write-down to net realisable value. The write-downs mainly relate to PGM in process and PGM finished goods of R1,171 million (2024: R3,843 million, 2023: R1,179 million)
and R306 million (2024: R844 million, 2023: R423 million), respectively, as a result of the lower commodity price environment. The write-downs are included in cost of sales (see note 4).